Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Preferred Shares	Additional Paid in Capital	(Accumulated Deficit)	Accumulated Other Comprehensive Loss	Common Shares	Total
BALANCE at Dec. 31, 2021	$ 314,948	$ 42,084,954	$ (41,705,775)	$ (151,739)		$ 542,388
BALANCE (in Shares) at Dec. 31, 2021	405,585
Issuance of common shares direct offering, net	$ 60,308	1,851,205				1,911,513
Issuance of common shares direct offering, net (in Shares)	75,384
Issuance of warrants, net		2,047,208				2,047,208
Issuance of pre-funded warrants, net		5,348,882				5,348,882
Issuance of common shares in At-The-Market (ATM) financing	440	30,553				30,993
Exercise of pre-funded warrants	23,692					23,692
Issuance of common shares in private placement offerings, net	$ 218,838	7,056,711				7,275,549
Issuance of common shares in private placement offerings, net (in Shares)	266,842
Conversion of convertible notes payable	$ 50,329	2,422,287				2,472,616
Conversion of convertible notes payable (in Shares)	62,911
Stock-based compensation		22,730				22,730
Defined pension plan adjustments				100,948		100,948
Net loss			(16,495,680)			(16,495,680)
BALANCE at Dec. 31, 2022	$ 668,555	60,864,530	(58,201,455)	(50,791)		3,280,839
BALANCE (in Shares) at Dec. 31, 2022	810,722
Stock-based compensation		164,907				164,907
Defined pension plan adjustments				(107,280)		(107,280)
Net loss			(12,172,029)			(12,172,029)
BALANCE at Dec. 31, 2023	$ 668,555	61,029,437	(70,373,484)	(158,071)		(8,833,563)
BALANCE (in Shares) at Dec. 31, 2023	810,722
Issuance of common shares in private placement offerings	$ 922,391	4,330,334				5,252,725
Issuance of common shares in private placement offerings (in Shares)	1,063,396
Issuance of preferred shares for assumption of debt		3,291,031			$ 708,969	4,000,000
Issuance of preferred shares for assumption of debt (in Shares)					806,452
Conversion of preferred shares into common shares	$ 542,616				$ (542,616)
Conversion of preferred shares into common shares (in Shares)	600,000				(600,000)
Issuance of common shares upon debt conversion	$ 434,273	2,354,377				2,788,650
Issuance of common shares upon debt conversion (in Shares)	493,986
Exercise of pre-funded warrants	$ 173,123					173,123
Warrant exercises (in Shares)	191,431
Equity issuance costs		(386,332)				(386,332)
Stock-based compensation		125,644				125,644
Defined pension plan adjustments				266,924		266,924
Deemed dividend		2,076,180	(2,076,180)
Net loss			(1,980,810)			(1,980,810)
BALANCE at Dec. 31, 2024	$ 2,740,958	$ 72,820,671	$ (74,430,474)	$ 108,853	$ 166,353	$ 1,406,361
BALANCE (in Shares) at Dec. 31, 2024	3,159,535				206,452